Lease (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
ASSETS
Operating lease right-of-use assets	$ 505,305
LIABILITIES
Operating lease liabilities (current)	286,212
Operating lease liabilities (noncurrent)	$ 239,647